SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Property, plant and equipment		$ 5,329
Inventory provision	2,119
Provision of expected credit losses	21,540	4,238
Sub-total	23,659	9,567
Less: valuation allowance
Total deferred tax assets	$ 23,659	$ 9,567